Filed Pursuant to Rule 485(b)
                                                 Registration No.      2-71299
                                                                      811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
         Pre-Effective Amendment No.


         Post-Effective Amendment No. 82                                      X

                                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
         Amendment No.   84                                                   X

                        FRANK RUSSELL INVESTMENT COMPANY
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               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington    98402
                  ------------------------------------ --------
               (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



  Gregory J. Lyons, Associate General Counsel        John V. O'Hanlon, Esq.
       Frank Russell Investment Company                   Dechert LLP
                 909 A Street                   200 Clarendon Street, 27th Floor
           Tacoma, Washington 98402               Boston, Massachusetts 02116
                 253-596-2406                             617-728-7100

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                     (Name and Address of Agent for Service)


     Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     ( )  immediately upon filing pursuant to paragraph (b)
     (X)  on March 1, 2006  pursuant to paragraph  (b)
     ( )  60 days after filing pursuant to paragraph (a)(1)
     ( )  on __________________, pursuant to paragraph (a)(1)
     ( )  75 days after filing pursuant to paragraph (a)(2)
     ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     (X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 81 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 82 to Registration Nos. 2-71299 and 811-3153. This Post-Effective Amendment No. 82 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 81. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before March 1, 2006.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 3rd day of February, 2006.

                                                FRANK RUSSELL INVESTMENT COMPANY
                                                            Registrant


                                            By:               **
                                                --------------------------------
                                                    Greg J. Stark, President

/s/ Mary Beth Rhoden
----------------------
** By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 3, 2006.

Signatures                                 Signatures


                  **                                         *
------------------------------------       -----------------------------------
Greg J. Stark, President and               Mark E. Swanson, Treasurer, in his
Chief Executive Officer                    capacity as Chief Accounting Officer


                  *                                          *
------------------------------------       -----------------------------------
Paul E. Anderson, Trustee                  Kristianne Blake, Trustee



                  *                                          ***
------------------------------------       -----------------------------------
Daniel P. Connealy, Trustee                Jonathan Fine, Trustee


                  *                                          *
------------------------------------       -----------------------------------
Michael J. Phillips, Trustee               Raymond P. Tennison, Jr., Trustee


                  ****                                       *
------------------------------------       -----------------------------------
Jack R. Thompson, Trustee                  Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
---------------------
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 68 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 5, 2004.

/s/ Mary Beth Rhoden
---------------------
**By Mary Beth Rhoden
 Attorney-in-fact

** Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 76 to Registration Statement Nos. 2-71299 and 811-3153 filed on January 28, 2005.

/s/ Mary Beth Rhoden
---------------------
*** By Mary Beth Rhoden
 Attorney-in-fact

*** Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 77 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 28, 2005.

/s/ Mary Beth Rhoden
**** By Mary Beth Rhoden
 Attorney-in-fact

**** Executed pursuant to powers of attorney filed with Post-Effective Amendment
     No. 79 to Registration Statement Nos. 2-71299 and 811-3153 filed on June 17, 2005.